Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 05, 2022
Document Effective Date	Apr. 05, 2022
Prospectus Date	Apr. 05, 2022
Virtus Stone Harbor Emerging Markets Corporate Debt Fund | Class I
Prospectus:
Trading Symbol	SHCDX
Virtus Stone Harbor Emerging Markets Corporate Debt Fund | Class A
Prospectus:
Trading Symbol	VSHAX
Virtus Stone Harbor Emerging Markets Debt Fund | Class I
Prospectus:
Trading Symbol	SHMDX
Virtus Stone Harbor Emerging Markets Debt Fund | Class A
Prospectus:
Trading Symbol	VSHCX
Virtus Stone Harbor Emerging Markets Debt Allocation Fund | Class A
Prospectus:
Trading Symbol	VSHBX
Virtus Stone Harbor Emerging Markets Debt Allocation Fund | Class I
Prospectus:
Trading Symbol	SHADX
Virtus Stone Harbor High Yield Bond Fund | Class I
Prospectus:
Trading Symbol	SHHYX
Virtus Stone Harbor High Yield Bond Fund | Class A
Prospectus:
Trading Symbol	VSHDX
Virtus Stone Harbor Local Markets Fund | Class I
Prospectus:
Trading Symbol	SHLMX
Virtus Stone Harbor Local Markets Fund | Class A
Prospectus:
Trading Symbol	VSHEX
Virtus Stone Harbor Strategic Income Fund | Class A
Prospectus:
Trading Symbol	VSHFX
Virtus Stone Harbor Strategic Income Fund | Class I
Prospectus:
Trading Symbol	SHSIX